Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax [line items]
Effective income tax rates		18.32%	10.32%
Income tax payable		€ 880	€ 1,317
Current income tax receivable	€ 1,254	€ 1,986	2,413
Maximum percentage of permitted tax loss carry forwards can be utilized to off set		80.00%
Tax on unremitted earnings of subsidiaries [member]
Income tax [line items]
Tax effect of unremitted earnings	€ 5,603	€ 1,708	€ 3,812
IRAP [member]
Income tax [line items]
Applicable tax rate		4.82%	4.82%
Increase in applicable tax rate		0.92%
IRES [member]
Income tax [line items]
Applicable tax rate		24.00%	24.00%	27.50%
Tax effect of unremitted earnings		€ (1,252)	€ (1,998)